Chartered-in Vessels - Minimum Estimated Charter Hire Payments (Details) $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($) vessel
Other Commitments [Line Items]
Remainder of 2018	$ 54,441
2019	119,517
2020	118,685
2021	117,772
2022	$ 116,978
Leaseback term (in years)	10 years
Suezmax Tankers
Other Commitments [Line Items]
Number of capital leased assets | vessel	1
LNG Carriers
Other Commitments [Line Items]
Number of capital leased assets | vessel	8